                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001 (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note: The Registrant, Security Income Fund, contains four series. This filing on Form N-Q relates solely to the Capital Preservation Series.

ITEM 1. SCHEDULE OF INVESTMENTS.

Security Income Fund - Capital Preservation Series as of December 31, 2004 (Unaudited)

Security Income Fund - Capital Preservation Series (the Fund) invests all of its assets in the Scudder PreservationPlus Income Portolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At December 31, 2004, the value of the Fund's investments in the Portfolio was $ 326,601,374 and the Fund owned approximately 24.6% of the Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.

SCUDDER PRESERVATIONPLUS INCOME PORTFOLIO
INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                      PRINCIPAL
                                                                       AMOUNT ($)                      VALUE ($)
                                                                      ------------------------------------------
Corporate Bonds 21.7%
Consumer Discretionary 2.2%
Adesa, Inc., 7.625%, 6/15/2012                                            144,000                        151,920
AMC Entertainment, Inc., 8.0%, 3/1/2014                                   180,000                        179,100
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                      421,000                        424,158
Cablevision Systems New York Group, 144A,
6.669%**, 4/1/2009                                                        360,000                        381,600
Caesars Entertainment, Inc., 9.375%, 2/15/2007                            142,000                        156,555
Carrols Corp., 144A, 9.0%, 1/15/2013                                       55,000                         56,925
Clear Channel Communications, Inc., 6.0%, 11/1/2006                     1,000,000                      1,039,857
Cooper Standard Automotive, Inc., 144A,
8.375%, 12/15/2014                                                         75,000                         74,813
CSC Holdings, Inc., 7.875%, 12/15/2007                                    445,000                        477,263
DaimlerChrysler NA Holding Corp., 7.4%, 1/20/2005                       1,200,000                      1,202,196
Dex Media East LLC/Financial, 12.125%, 11/15/2012                         730,000                        889,687
DIMON, Inc.:
7.75%, 6/1/2013                                                           113,000                        118,650
Series B, 9.625%, 10/15/2011                                              795,000                        870,525
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                               192,000                        199,680
Series D, 9.0%, 5/1/2009                                                  258,000                        255,420
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                               315,000                        318,938
Foot Locker, Inc., 8.5%, 1/15/2022                                        171,000                        188,100
Friendly Ice Cream Corp., 8.375%, 6/15/2012                               609,000                        597,581
General Motors Corp., 8.25%, 7/15/2023                                    353,000                        367,710
Home Depot, Inc., 5.375%, 4/1/2006                                      1,025,000                      1,051,120
Jacobs Entertainment Co., 11.875%, 2/1/2009                               419,000                        473,470
Kellwood Co., 7.625%, 10/15/2017                                           88,000                         96,782
Marriott International, Inc., Series B, 6.875%, 11/15/2005              1,000,000                      1,031,689
Mediacom LLC, 9.5%, 1/15/2013                                             352,000                        353,320
MGM MIRAGE, 8.375%, 2/1/2011                                              711,000                        801,652
NCL Corp., 144A, 10.625%, 7/15/2014                                       421,000                        421,000
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                         423,000                        317,250
PEI Holding, Inc., 11.0%, 3/15/2010                                       268,000                        312,220
Petro Stopping Centers, 9.0%, 2/15/2012                                   392,000                        414,540
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                358,000                        391,115
PRIMEDIA, Inc.:
7.665%**, 5/15/2010                                                       603,000                        639,180
8.875%, 5/15/2011                                                         341,000                        360,607
Renaissance Media Group LLC, 10.0%, 4/15/2008                             421,000                        433,630
Rent-Way, Inc., 11.875%, 6/15/2010                                        111,000                        125,014
Restaurant Co., 11.25%, 5/15/2008                                         471,942                        477,841
Schuler Homes, Inc., 10.5%, 7/15/2011                                     294,000                        334,425
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                         1,074,000                      1,141,125
8.75%, 12/15/2011                                                         595,000                        647,806
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                       717,000                        764,501
Time Warner, Inc.:
6.125%, 4/15/2006                                                       2,000,000                      2,070,922
8.11%, 8/15/2006                                                        3,500,000                      3,754,187
Toys "R" Us, Inc., 7.375%, 10/15/2018                                   1,031,000                        953,675
TRW Automotive, Inc., 11.0%, 2/15/2013                                    353,000                        425,365
United Auto Group, Inc., 9.625%, 3/15/2012                                429,000                        474,045
Venetian Casino Resort LLC, 11.0%, 6/15/2010                              402,000                        458,783
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                203,000                        204,015
Virgin River Casino Corp., 144A, 9.0%, 1/15/2012                           15,000                         15,600
Visteon Corp.:
7.0%, 3/10/2014                                                           359,000                        342,845
8.25%, 8/1/2010                                                           383,000                        401,193
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                         328,000                        349,320

Williams Scotsman, Inc., 9.875%, 6/1/2007                                 351,000                        351,000
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011                          203,000                        201,985
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                               440,000                        435,600
                                                                                                      ----------
                                                                                                      28,977,500

Consumer Staples 2.2%

Agrilink Foods, Inc., 11.875%, 11/1/2008                                  177,000                        184,301
Altria Group, Inc., 7.2%, 2/1/2007                                      5,000,000                      5,282,005
Campbell Soup Co., 5.5%, 3/15/2007                                      1,000,000                      1,036,940
Church & Dwight Co., Inc., 144A, 6.0%, 12/15/2012                         205,000                        208,588
Coca-Cola Enterprises, Inc., 5.25%, 5/15/2007                           1,000,000                      1,039,554
Duane Reade, Inc., 144A, 7.01%**, 12/15/2010                               70,000                         71,050
Kraft Foods, Inc., 4.625%, 11/1/2006                                    6,000,000                      6,123,708
Nabisco, Inc., 7.05%, 7/15/2007                                         1,500,000                      1,617,747
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012                               215,000                        222,525
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013                      546,000                        520,065
Rite Aid Corp., 11.25%, 7/1/2008                                          557,000                        604,345
Safeway, Inc., 4.8%, 7/16/2007                                          1,000,000                      1,023,684
Standard Commercial Corp., 8.0%, 4/15/2012                                217,000                        222,967
Swift & Co., 12.5%, 1/1/2010                                              207,000                        233,910
Tyson Foods, Inc., 7.25%, 10/1/2006                                     5,000,000                      5,301,070
Unilever Capital Corp., 6.875%, 11/1/2005                               1,000,000                      1,030,925
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007                                                       1,000,000                      1,023,230
5.45%, 8/1/2006                                                         2,000,000                      2,068,670
5.875%, 10/15/2005                                                      1,000,000                      1,022,734
Wornick Co., 10.875%, 7/15/2011                                           336,000                        364,560
                                                                                                      ----------
                                                                                                      29,202,578

Energy 1.3%

Atlantic Richfield Co., 10.875%, 7/15/2005                              1,000,000                      1,039,612
Avista Corp., 9.75%, 6/1/2008                                             611,000                        708,430
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                         198,000                        207,405
9.0%, 8/15/2012                                                           170,000                        194,225
ChevronTexaco Capital Co., 3.5%, 9/17/2007                              2,000,000                      2,008,878
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                             150,000                        149,250
Devon Energy Corp., 2.75%, 8/1/2006                                     3,000,000                      2,964,846
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                            575,000                        642,562
Edison Mission Energy, 7.73%, 6/15/2009                                 1,006,000                      1,081,450
El Paso Production Holding Corp., 7.75%, 6/1/2013                         207,000                        216,833
Lasmo USA, Inc., 7.5%, 6/30/2006                                        2,000,000                      2,121,254
Marathon Oil Corp., 5.375%, 6/1/2007                                    1,000,000                      1,039,870
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                     255,000                        258,825
Southern Natural Gas, 8.875%, 3/15/2010                                   322,000                        360,640
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                    95,000                         94,762
8.25%, 12/15/2011                                                         574,000                        619,920
Tosco Corp., 7.625%, 5/15/2006                                          1,250,000                      1,322,925
Valero Energy Corp., 6.125%, 4/15/2007                                  2,000,000                      2,107,754
Williams Cos., Inc.:
8.125%, 3/15/2012                                                         581,000                        671,055
8.75%, 3/15/2032                                                          197,000                        226,304
                                                                                                      ----------
                                                                                                      18,036,800

Financials 10.8%

AAC Group Holding Corp., 144A, Step-up Coupon,

0% to 10/1/2008, 10.25% to 10/1/2012                                      270,000                        181,575
ABN Amro Bank NV:
7.125%, 6/18/2007                                                         250,000                        270,530
7.25%, 5/31/2005                                                        1,000,000                      1,017,169
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                               355,000                        370,088
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                  222,000                        230,880
Allstate Corp., 7.875%, 5/1/2005                                        1,000,000                      1,015,981
American Express Co., 6.875%, 11/1/2005                                 1,000,000                      1,029,911
American General Finance Corp.:
4.5%, 11/15/2007                                                        5,000,000                      5,094,190
5.75%, 3/15/2007                                                          700,000                        730,950
5.875%, 12/15/2005                                                      1,440,000                      1,475,546
AmeriCredit Corp., 9.25%, 5/1/2009                                        460,000                        493,350
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                     229,000                        139,645
Bank of America Corp., 7.125%, 9/15/2006                                1,000,000                      1,061,028
Bank One Corp.:
6.5%, 2/1/2006                                                          1,000,000                      1,035,171
6.875%, 8/1/2006                                                        1,000,000                      1,055,238
BankBoston NA, 6.5%, 12/19/2007                                         1,000,000                      1,078,767
BF Saul REIT, 7.5%, 3/1/2014                                              650,000                        669,500
Boeing Capital Corp.:

5.75%, 2/15/2007                                                          500,000                        522,186
6.35%, 11/15/2007                                                       1,425,000                      1,523,282
Caterpillar Financial Service Corp.:
2.59%, 7/15/2006                                                        1,000,000                        990,533
Series F, 3.625%, 11/15/2007                                            3,000,000                      3,003,294
4.875%, 6/15/2007                                                       1,000,000                      1,030,840
CIT Group, Inc., 5.5%, 11/30/2007                                       3,000,000                      3,140,463
Citigroup, Inc., 3.5%, 2/1/2008                                         7,500,000                      7,466,557
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                   162,602                        162,602
144A, 16.0%, 5/15/2012                                                    166,320                        182,952
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                            688,000                        739,600
EOP Operating LP, 7.75%, 11/15/2007                                     1,350,000                      1,489,949
Fannie Mae, 2.625%, 11/15/2006                                         35,000,000                     34,608,595
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                        713,000                        841,026
Ford Motor Credit Co., 6.5%, 1/25/2007                                  8,000,000                      8,318,776
General Electric Capital Corp.:
4.25%, 1/15/2008                                                        4,000,000                      4,063,332
5.0%, 2/15/2007                                                         2,825,000                      2,910,160
Series A, 6.5%, 12/10/2007                                              5,000,000                      5,387,840
6.8%, 11/1/2005                                                         2,000,000                      2,060,600
7.5%, 5/15/2005                                                           500,000                        508,611
General Motors Acceptance Corp.:
4.5%, 7/15/2006                                                         7,500,000                      7,504,582
6.125%, 8/28/2007                                                       5,000,000                      5,148,120
Hartford Financial Services Group, 4.7%, 9/1/2007                       1,000,000                      1,019,929
HSBC Finance Corp., 4.625%, 1/15/2008                                   5,500,000                      5,631,620
Lehman Brothers Holdings, Inc., 8.25%, 6/15/2007                          775,000                        859,754
Marshall & Ilsley Corp., 2.625%, 2/9/2007                               2,000,000                      1,965,278
Mellon Bank NA, 7.625%, 9/15/2007                                       1,000,000                      1,105,009
Merrill Lynch & Co., Inc., Series B, 4.0%, 11/15/2007                   3,000,000                      3,029,829
Morgan Stanley, 5.8%, 4/1/2007                                          5,500,000                      5,766,051
National City Bank of Indiana, 4.875%, 7/20/2007                        1,500,000                      1,545,157
PNC Funding Corp., 6.875%, 7/15/2007                                    1,000,000                      1,077,685
Poster Financial Group, Inc., 8.75%, 12/1/2011                            425,000                        436,688
PXRE Capital Trust I, 8.85%, 2/1/2027                                     375,000                        375,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                          143,000                        169,813
Southern Co. Capital Funding, 5.3%, 2/1/2007                            1,000,000                      1,045,624
Textron Financial Corp., 5.875%, 6/1/2007                               2,830,000                      2,974,975
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                  96,000                        102,000
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                       626,000                        549,315
UGS Corp., 144A, 10.0%, 6/1/2012                                          240,000                        273,000
Universal City Development, 11.75%, 4/1/2010                              354,000                        418,163
US Bancorp, 5.1%, 7/15/2007                                             1,000,000                      1,034,282
Verizon Global Funding Corp., 6.75%, 12/1/2005                          1,000,000                      1,032,362
Wachovia Corp., 7.5%, 7/15/2006                                         1,000,000                      1,063,975
Wells Fargo & Co., 5.125%, 2/15/2007                                    3,000,000                      3,103,407
                                                                                                     -----------
                                                                                                     143,132,335

Health Care 0.3%
Abbott Laboratories, 5.625%, 7/1/2006                                   1,000,000                      1,033,873
AmeriPath, Inc., 10.5%, 4/1/2013                                          127,000                        134,938
AmerisourceBergen Corp., 7.25%, 11/15/2012                                 70,000                         78,225
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                      230,000                        231,150
Curative Health Services, Inc., 10.75%, 5/1/2011                          137,000                        122,615
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                         394,000                        406,805
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                      417,000                        439,935
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                244,000                        246,440
Interactive Health LLC, 144A, 7.25%, 4/1/2011                             281,000                        244,470
National Mentor, Inc., 144A, 9.625%, 12/1/2012                             80,000                         85,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                 645,000                        598,237
                                                                                                     -----------
                                                                                                       3,621,688

Industrials 1.1%
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                    151,000                        157,795
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011              581,000                        546,140
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                 157,000                        184,475
Browning-Ferris Industries:
7.4%, 9/15/2035                                                           246,000                        215,250
9.25%, 5/1/2021                                                           266,000                        283,290
Burlington North Santa Fe, 7.875%, 4/15/2007                            1,000,000                      1,091,087
Cenveo Corp., 7.875%, 12/1/2013                                           347,000                        322,710
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                              284,000                        318,080
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                  803,000                        863,225
Collins & Aikman Products, 10.75%, 12/31/2011                             220,000                        224,400
Cornell Companies, Inc., 10.75%, 7/1/2012                                 467,000                        499,106
Corrections Corp. of America, 9.875%, 5/1/2009                            494,000                        548,340
CSX Corp., 7.45%, 5/1/2007                                              1,100,000                      1,192,345
Dana Corp., 7.0%, 3/1/2029                                                580,000                        578,550

Eagle-Picher Industries, Inc., 9.75%, 9/1/2013                             75,000                         75,000
Erico International Corp., 8.875%, 3/1/2012                               258,000                        270,900
Interface, Inc., 10.375%, 2/1/2010                                         80,000                         92,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                              372,000                        420,360
Joy Global, Inc., Series B, 8.75%, 3/15/2012                               55,000                         61,600
Kansas City Southern:
7.5%, 6/15/2009                                                           287,000                        301,350
9.5%, 10/1/2008                                                           355,000                        403,369
Laidlaw International, Inc., 10.75%, 6/15/2011                            257,000                        300,047
Millennium America, Inc.:
7.625%, 11/15/2026                                                        836,000                        823,460
9.25%, 6/15/2008                                                          348,000                        395,850
Northrop Grumman Corp., 7.0%, 3/1/2006                                  1,000,000                      1,041,674
Sea Containers Ltd., 10.5%, 5/15/2012                                     119,000                        125,248
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                         345,000                        345,000
Ship Finance International Ltd., 8.5%, 12/15/2013                         474,000                        488,220
SPX Corp.:
6.25%, 6/15/2011                                                          110,000                        116,050
7.5%, 1/1/2013                                                            295,000                        320,075
Technical Olympic USA, Inc., 10.375%, 7/1/2012                            415,000                        464,800
Texas Genco LLC, 144A, 6.875%, 12/15/2014                                 285,000                        294,619
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                     189,000                        221,130
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                315,000                        307,125
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                           467,000                        455,325
7.0%, 2/15/2014                                                           262,000                        244,970
7.75%, 11/15/2013                                                         419,000                        410,620
Westlake Chemical Corp., 8.75%, 7/15/2011                                  46,000                         51,980
                                                                                                      ----------
                                                                                                      15,055,565

Information Technology 0.3%
Activant Solutions, Inc., 10.5%, 6/15/2011                                370,000                        397,750
Hewlett-Packard Co., 5.75%, 12/15/2006                                  1,000,000                      1,041,143
IBM Corp., 4.875%, 10/1/2006                                            1,000,000                      1,026,829
Itron, Inc., 144A, 7.75%, 5/15/2012                                       334,000                        339,845
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                        1,029,000                        931,245
7.25%, 7/15/2006                                                          161,000                        168,245
                                                                                                      ----------
                                                                                                       3,905,057

Materials 0.9%
ARCO Chemical Co., 9.8%, 2/1/2020                                         860,000                        980,400
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/01/2014                                       750,000                        540,000
Caraustar Industries, Inc., 9.875%, 4/1/2011                              340,000                        368,900
Constar International, Inc., 11.0%, 12/1/2012                             345,000                        357,938
Dayton Superior Corp., 10.75%, 9/15/2008                                  404,000                        432,280
Dow Chemical Co., 7.0%, 8/15/2005                                       1,000,000                      1,023,723
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                           539,000                        625,240
9.375%, 2/1/2013                                                          588,000                        685,020
Hercules, Inc.:
6.75%, 10/15/2029                                                         377,000                        389,252
11.125%, 11/15/2007                                                       484,000                        575,960
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                   288,000                        342,720
Huntsman LLC, 11.625%, 10/15/2010                                         322,000                        380,765
IMC Global, Inc., 10.875%, 8/1/2013                                        44,000                         55,000
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006               1,000,000                      1,039,867
International Steel Group, Inc., 6.5%, 4/15/2014                          919,000                        985,627
Neenah Corp., 144A, 11.0%, 9/30/2010                                      272,000                        300,560
Omnova Solutions, Inc., 11.25%, 6/1/2010                                  278,000                        312,750
Owens-Brockway Glass Container, 8.25%, 5/15/2013                          245,000                        269,500
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                    104,000                         96,070
11.125%, 9/1/2009                                                         518,000                        564,620
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                           162,000                        166,860
TriMas Corp., 9.875%, 6/15/2012                                           550,000                        583,000
United States Steel LLC, 9.75%, 5/15/2010                                 628,000                        715,920
Weyerhaeuser Co., 5.5%, 3/15/2005                                         300,000                        301,382
                                                                                                      ----------
                                                                                                      12,093,354

Telecommunication Services 1.4%
AirGate PCS, Inc., 144A, 5.85%**, 10/15/2011                              194,000                        199,335
AT&T Corp.:
9.05%, 11/15/2011                                                         305,000                        351,131
9.75%, 11/15/2031                                                         396,000                        472,725
AT&T Wireless Services, Inc., 7.5%, 5/1/2007                            3,000,000                      3,258,480
BellSouth Corp., 5.0%, 10/15/2006                                       2,500,000                      2,570,405

Cincinnati Bell, Inc., 8.375%, 1/15/2014                                  767,000                        776,588
Crown Castle International Corp., 9.375%, 8/1/2011                        115,000                        128,800
Dobson Cellular Systems, Inc., 144A, 6.96%**, 11/1/2011                   110,000                        113,850
GCI, Inc., 7.25%, 2/15/2014                                               252,000                        252,000
Insight Midwest LP, 9.75%, 10/1/2009                                      237,000                        248,258
MCI, Inc., 8.735%, 5/1/2014                                             1,064,000                      1,143,800
Nextel Communications, Inc., 5.95%, 3/15/2014                             210,000                        217,350
Nextel Partners, Inc., 8.125%, 7/1/2011                                   257,000                        285,270
Northern Telecom Capital, 7.875%, 6/15/2026                                82,000                         81,180
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                     777,000                        867,326
Qwest Corp., 7.25%, 9/15/2025                                             823,000                        800,367
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                   158,000                        189,995
144A, 14.0%, 12/15/2014                                                   350,000                        442,750
SBC Communications, Inc., 5.75%, 5/2/2006                               1,000,000                      1,032,061
Verizon Global Funding Corp., 6.125%, 6/15/2007                         2,000,000                      2,118,264
Verizon Wireless, Inc., 5.375%, 12/15/2006                              2,500,000                      2,589,512
                                                                                                     -----------
                                                                                                      18,139,447

Utilities 1.2%

AES Corp., 144A, 8.75%, 5/15/2013                                         200,000                        227,250
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                    296,000                        330,780
144A, 10.25%, 11/15/2007                                                    6,000                          6,810
American Electric Power Co., Inc., Series A,
6.125%, 5/15/2006                                                       1,500,000                      1,554,574
Aquila, Inc., 11.875%, 7/1/2012                                           154,000                        215,792
CMS Energy Corp., 8.5%, 4/15/2011                                         134,000                        152,258
Constellation Energy Group, Inc., 6.35%, 4/1/2007                       1,000,000                      1,056,898
DPL, Inc., 6.875%, 9/1/2011                                               936,000                      1,022,236
DTE Energy Co., 6.45%, 6/1/2006                                         1,000,000                      1,041,000
FPL Group Capital, Inc., 7.625%, 9/15/2006                                500,000                        534,085
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                1,000,000                      1,044,823
Midwest Generation LLC, 8.75%, 5/1/2034                                   266,000                        301,910
Mission Energy Holding Co., 13.5%, 7/15/2008                               78,000                         97,305
NorthWestern Corp., 144A, 5.875%, 11/1/2014                               220,000                        225,054
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                  782,000                        852,380
PP&L Capital Funding, Inc., 8.375%, 6/15/2007                           1,000,000                      1,101,271
Progress Energy, Inc., 6.75%, 3/1/2006                                  1,335,000                      1,385,271
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                           434,000                        495,302
10.0%, 10/1/2009                                                          379,000                        448,168
South Carolina, Electric & Gas, 7.5%, 6/15/2005                         1,000,000                      1,020,648
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                         316,000                        337,330
Virginia Electric & Power Co. Series A, 5.375%, 2/1/2007                1,000,000                      1,035,859
Wisconsin Electric Power Co., 3.5%, 12/1/2007                           2,000,000                      1,991,970
                                                                                                     -----------
                                                                                                      16,478,974

Total Corporate Bonds (Cost $284,883,173)                                                            288,643,298
                                                                                                     -----------

Asset Backed 12.8%
Automobile Receivables 3.9%

Americredit Automobile Receivables Trust:

"D", Series 2004-1, 5.07%, 7/6/2010                                     2,285,000                      2,320,953
"B", Series 2002-1, 5.28%, 4/9/2007                                     3,080,000                      3,112,519
Capital Auto Receivables Asset Trust:
"CTFS", Series 2004-1, 2.84%, 9/15/2010                                 3,560,000                      3,491,732
"CTFS", Series 2002-2, 4.18%, 10/15/2007                                  216,732                        217,737
Capital One Prime Auto Receivable Trust, "A4",

Series 2003-B, 3.18%, 9/15/2010                                         4,200,000                      4,162,108
Daimler Chrysler Auto Trust, "CTFS",
Series 2004-A, 2.85%, 8/8/2010                                          1,560,000                      1,513,765
Ford Credit Auto Owner Trust:
"C", Series 2002-D, 4.4%, 5/15/2007                                     2,640,000                      2,663,424
"C", Series 2002-C, 4.81%, 3/15/2007                                      660,000                        667,465
Franklin Auto Trust:
"A4", Series 2002-1, 4.51%, 2/22/2010                                   5,786,539                      5,855,390
"A4", Series 2001-2, 4.55%, 7/20/2009                                   1,909,879                      1,919,997
Hertz Vehicle Financing LLC, "A3",

Series 2004-1A, 144A, 2.85%, 5/25/2009                                 10,000,000                      9,711,471
Household Automotive Trust, "A4",
Series 2003-1, 2.22%, 11/17/2009                                        4,900,000                      4,800,342
Hyundai Auto Receivables Owner Trust, "C",
Series 2002-A, 144A, 3.91%, 2/16/2009                                   1,490,000                      1,489,479
MMCA Automobile Trust:
"A3", Series 2002-3, 2.97%, 3/15/2007                                     634,628                        634,681
"B", Series 2001-2, 5.75%, 6/15/2007                                       71,993                         72,535

Navistar Financial Corp. Owner Trust, "A4",
Series 2002-A, 4.76%, 4/15/2009                                         3,801,030                      3,830,775
Union Acceptance Corp.:
"A4", Series 2002-A, 4.59%, 7/8/2008                                    2,997,001                      3,027,858
"A4", Series 2000-D, 6.89%, 4/9/2007                                    1,343,684                      1,355,275
World Omni Auto Receivables Trust, "B",
Series 2002-A, 3.75%, 7/15/2009                                           273,770                        274,341
                                                                                                     -----------
                                                                                                      51,121,847

Credit Card Receivables 4.5%
Bank One Issuance Trust, "C3", Series 2002-C3,
3.76%, 8/15/2008                                                        6,324,000                      6,345,492
Capital One Master Trust, "C", Series 2000-3,
144A, 7.9%, 10/15/2010                                                  7,350,000                      8,064,655
Chase USA Master Trust, "A", Series 2000-1, 7.49%, 8/17/2009            1,320,000                      1,321,977
Chemical Master Credit Card Trust, "A", Series 1996-3,
7.09%, 2/15/2009                                                        7,190,000                      7,573,804
Citibank Credit Card Issuance Trust, "C1",
Series 2000-C1, 7.45%, 9/15/2007                                        3,500,000                      3,605,279
First USA Credit Card Master Trust:
"C", Series 1998-6, 144A, 6.16%, 4/18/2011                              1,000,000                      1,060,625
"C", Series 1998-2, 144A, 6.8%, 2/18/2011                               3,790,000                      4,091,423
Fleet Credit Card Master Trust II, "B",
Series 2001-B, 5.9%, 12/15/2008                                         9,000,000                      9,325,889
Household Affinity Credit Card Master Note, "B",
Series 2003-2, 2.51%, 2/15/2008                                         6,261,000                      6,207,402
MBNA Credit Card Master Note Trust:
"A1", Series 2003-A1, 3.3%, 7/15/2010                                   4,345,000                      4,299,716
"B1", Series 2002-B1, 5.15%, 7/15/2009                                    700,000                        719,937
"C3", Series 2001-C3, 6.55%, 12/15/2008                                 4,500,000                      4,695,463
Pass-Through Amortizing Credit Card Trust, "A1FX",
Series 2002-1A, 144A, 4.1%, 6/18/2012                                     814,629                        818,672
Providian Gateway Master Trust, "D",
Series 2004-FA, 144A, 4.45%, 11/15/2011                                 1,530,000                      1,522,350
                                                                                                     -----------
                                                                                                      59,652,684

Home Equity Loans 2.5%
Ameriquest Mortgage Securities, Inc.:
"AF3", Series 2003-6, 4.258%, 8/25/2033                                 3,030,000                      3,034,844
"A6", Series 2003-5, 4.541%, 4/25/2033                                  1,980,000                      1,996,705
Equity One ABS, Inc.:
"AF6", Series 2004-1, 4.205%, 4/25/2034                                 4,660,000                      4,579,926
"AF6", Series 2003-4, 4.833%, 11/25/2033                                2,640,000                      2,679,396
First Alliance Mortgage Loan Trust, "A1",
Series 1999-4, 7.52%, 3/20/2031                                           617,464                        616,595
Residential Asset Mortgage Products, Inc.:
"AI2", Series 2004-RZ1, 2.34%, 8/25/2027                                6,490,000                      6,395,267
"A6", Series 2003-RZ3, 3.4%, 3/25/2033                                  2,640,000                      2,563,474
"A5", Series 2003-RZ4, 4.66%, 2/25/2032                                 3,200,000                      3,222,787
Residential Asset Securities Corp., "A16",
Series 2003-KS10, 4.54%, 12/25/2033                                     3,700,000                      3,720,163
Residential Funding Mortgage Securities, "A2",
Series 2004-HI1, 2.49%, 7/25/2013                                       4,360,000                      4,313,558
                                                                                                     -----------
                                                                                                      33,122,715

Manufactured Housing Receivables 1.0%
Conseco Finance, "A4", Series 2002-A, 6.32%, 4/15/2032                    245,076                        245,325
Green Tree Financial Corp., "A5",
Series 1994-1, 7.65%, 4/15/2019                                         2,693,600                      2,834,689
Lehman ABS Manufactured Housing Contracts,
"A6", Series 2001-B, 6.467%, 8/15/2028                                  3,830,654                      4,038,707
Vanderbilt Acquisition Loan Trust, "A3",
Series 2002-1, 5.7%, 9/7/2023                                           6,300,000                      6,486,052
                                                                                                     -----------
                                                                                                      13,604,773

Miscellaneous 0.9%
Caterpillar Financial Asset Trust, "B", Series 2002-A,

4.03%, 5/26/2008                                                          540,000                        542,598
E-Trade RV and Marine Trust, "A3", Series 2004-1,
3.62%, 10/8/2018                                                        6,484,000                      6,454,400
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016                      5,000,000                      5,180,267
                                                                                                     -----------
                                                                                                      12,177,265

Total Asset Backed (Cost $169,108,668)                                                               169,679,284
                                                                                                     -----------

Foreign Bonds - US$ Denominated 3.3%
Consumer Discretionary 0.3%
Advertising Directory Solutions, Inc., 144A,
9.25%, 11/15/2012                                                         260,000                        273,000
Grupo Posadas SA de CV, 144A, Series A, 8.75%, 10/4/2011                   55,000                         58,713
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                    377,000                        426,010
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                           580,000                        667,000
Shaw Communications, Inc.:
7.2%, 12/15/2011                                                          119,000                        131,346
7.25%, 4/6/2011                                                           258,000                        284,445
8.25%, 4/11/2010                                                          881,000                      1,002,138
Vicap SA, 11.375%, 5/15/2007                                              155,000                        156,937
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                    294,000                        305,025
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                         297,000                        287,347
                                                                                                      ----------
                                                                                                       3,591,961
Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                      184,000                        207,000
Fage Dairy Industry SA, 9.0%, 2/1/2007                                  2,149,000                      2,159,745
                                                                                                      ----------
                                                                                                       2,366,745

Energy 0.1%
Luscar Coal Ltd., 9.75%, 10/15/2011                                       295,000                        334,825
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                              815,000                        929,100
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                       190,000                        186,200
                                                                                                      ----------
                                                                                                       1,450,125

Financials 1.3%
African Development Bank, 3.25%, 7/29/2005                              3,000,000                      3,006,042
Asian Development Bank, 4.875%, 2/5/2007                                2,000,000                      2,063,842
Burlington Resources Finance, 5.6%, 12/1/2006                           1,000,000                      1,035,929
Conproca SA de CV, 12.0%, 6/16/2010                                       342,000                        430,920
Eircom Funding, 8.25%, 8/15/2013                                          435,000                        480,675
European Investment Bank:
4.0%, 8/30/2005                                                         1,000,000                      1,007,624
4.625%, 3/1/2007                                                        1,000,000                      1,026,667
Export Development Corp. of Canada, 4.0%, 8/1/2007                      2,000,000                      2,028,782
Inter-American Development Bank, 6.375%, 10/22/2007                     1,000,000                      1,079,385
Korea Development Bank, 5.25%, 11/16/2006                               1,000,000                      1,028,277
Santander Financial Issuances, 6.8%, 7/15/2005                          1,500,000                      1,528,647
The International Bank for Reconstruction and Development:
5.0%, 3/28/2006                                                         1,000,000                      1,024,461
6.625%, 8/21/2006                                                       1,000,000                      1,054,387
                                                                                                      ----------
                                                                                                      16,795,638

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                           250,000                        258,750
Elan Financial PLC, 144A, 7.75%, 11/15/2011                                95,000                        101,175
                                                                                                      ----------
                                                                                                         359,925

Industrials 0.2%
CP Ships Ltd., 10.375%, 7/15/2012                                         257,000                        296,514
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                         511,000                        544,215
11.75%, 6/15/2009                                                         316,000                        321,925
12.5%, 6/15/2012                                                          260,000                        303,550
LeGrand SA, 8.5%, 2/15/2025                                               227,000                        267,860
Stena AB:
144A, 7.0%, 12/1/2016                                                     255,000                        252,450
9.625%, 12/1/2012                                                         154,000                        174,020
                                                                                                      ----------
                                                                                                       2,160,534

Information Technology 0.0%
Flextronics International Ltd., 144A, 6.25%, 11/15/2014                   505,000                        499,950
Magnachip Semiconductor SA:
144A, 6.875%, 12/15/2011                                                   75,000                         77,250
144A, 8.0%, 12/15/2014                                                     70,000                         72,975
                                                                                                      ----------
                                                                                                         650,175

Materials 0.3%
Cascades, Inc., 7.25%, 2/15/2013                                          681,000                        721,860
Citigroup Global (Severstal), 8.625%, 2/24/2009                            79,000                         79,324
Crown Euro Holdings SA, 10.875%, 3/1/2013                                 375,000                        443,437

ISPAT Inland ULC, 9.75%, 4/1/2014                                         232,000                        286,520
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                288,000                        314,640
Tembec Industries, Inc., 8.5%, 2/1/2011                                 1,739,000                      1,747,695
                                                                                                      ----------
                                                                                                       3,593,476

Sovereign Bonds 0.5%
Kingdom of Spain, 7.0%, 7/19/2005                                       3,000,000                      3,067,641
Province of Quebec, 7.0%, 1/30/2007                                     1,000,000                      1,070,430
Republic of Italy, 3.625%, 9/14/2007                                    1,000,000                      1,001,464
United Mexican States, 8.5%, 2/1/2006                                   2,000,000                      2,122,000
                                                                                                      ----------
                                                                                                       7,261,535

Telecommunication Services 0.4%
Axtel SA, 11.0%, 12/15/2013                                               549,000                        591,548
Inmarsat Finance PLC, 7.625%, 6/30/2012                                   225,000                        234,000
Innova S. de R.L., 9.375%, 9/19/2013                                      343,000                        390,163
INTELSAT, 6.5%, 11/1/2013                                                 498,000                        453,180
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                938,000                        981,382
Nortel Networks Corp., 6.875%, 9/1/2023                                   414,000                        389,160
Nortel Networks Ltd., 6.125%, 2/15/2006                                 1,549,000                      1,576,107
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                    200,000                        198,000
                                                                                                      ----------
                                                                                                       4,813,540

Utilities 0.0%
Ontario Electricity Financial Corp., 6.1%, 1/30/2008                      750,000                        802,967
                                                                                                      ----------

Total Foreign Bonds - US$ Denominated (Cost $43,335,986)                                              43,846,621
                                                                                                      ----------
Commercial and Non-Agency Mortgage-Backed Securities 15.7%
Amresco Commercial Mortgage Funding, "B",
Series 1997-C1, 7.24%, 6/17/2029                                        5,300,000                      5,657,264
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2002-TOP8, 144A, Interest Only, 2.154%**, 8/15/2038       20,411,106                      1,847,358
"A1", Series 2003-T12, 2.96%, 8/13/2039                                10,347,115                     10,109,651
"A1", Series 2004-PWR6, 3.688%, 11/11/2041                              8,795,000                      8,788,129
"A1", Series 2000-WF2, 7.11%, 10/15/2032                                  665,368                        714,511
"A1", Series 2000-WF1, 7.64%, 2/15/2032                                    58,513                         62,520
Chase Commercial Mortgage Securities Corp., "A2",
Series 1998-1, 6.56%, 5/18/2030                                         2,914,888                      3,130,381
Citigroup Commercial Mortgage Trust, "XP",
Series 2004-C2, 144A, 0.999%**, 10/15/2041                            196,406,932                      9,839,987
Commercial Mortgage Acceptance Corp., "A2",
Series 1998-C2, 6.03%, 9/15/2030                                        7,610,000                      7,994,871
Commercial Mortgage Asset Trust, "A1",
Series 1999-C1, 6.25%, 1/17/2032                                        6,451,970                      6,565,614
CS First Boston Mortgage Securities Corp.:
"A2", Series 2001-CF2, 5.935%, 2/15/2034                                3,000,000                      3,061,869
"A3", Series 2001-CF2, 6.238%, 2/15/2034                                2,000,000                      2,126,470
Deutsche Mortgage & Asset Receiving Corp., "A2",
Series 1998-C1, 6.538%, 6/15/2031                                       5,435,347                      5,780,778
DLJ Commercial Mortgage Corp., "A1B",
Series 1998-CG1, 6.41%, 6/10/2031                                      15,485,000                     16,617,846
First Union National Bank Commercial Mortgage, "A1",
Series 1999-C4, 7.184%, 12/15/2031                                        309,251                        325,575
First Union-Lehman Brothers Commercial Mortgage,
"A3", Series 1997-C2, 6.65%, 11/18/2029                                 8,519,254                      9,065,637
First Union-Lehman Brothers-Bank of America:
"A1", Series 1998-C2, 6.28%, 11/18/2035                                    76,267                         76,740
"A2", Series 1998-C2, 6.56%, 11/18/2035                                 8,700,000                      9,353,686
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 5/15/2035                                    922,186                        930,432
"A3", Series 1997-C1, 6.869%, 7/15/2029                                 9,281,101                      9,818,887
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                       1,564,302                      1,663,578
LB Commercial Conduit Mortgage Trust:
"A1", Series 1999-C1, 6.41%, 6/15/2031                                  1,555,153                      1,608,695
"A3", Series 1998-C1, 6.48%, 2/18/2030                                  8,800,000                      9,408,414
LB-UBS Commercial Conduit Mortgage Trust, "A1",
Series 2000-C3, 7.95%, 5/15/2015                                        1,745,415                      1,867,268
LB-UBS Commercial Mortgage Trust, "XCP", Series 2004-C8,
144A, Interest Only, 0.8301%**, 12/15/2039                            372,719,000                     14,601,267
Merrill Lynch Mortgage Investors, Inc., "A3",
Series 1996-C2, 6.96%, 11/21/2028                                       5,539,264                      5,779,808
Morgan Stanley Capital I:
"A2", Series 1998-HF2, 6.48%, 11/15/2030                                9,500,000                     10,226,182
"A2", Series 1998-WF2, 6.54%, 7/15/2030                                 7,455,000                      8,010,083
"A2", Series 1998-WF1, 6.55%, 3/15/2030                                13,103,413                     13,977,275

"A2", Series 1999-CAM1, 6.76%, 3/15/2032                                1,075,786                      1,133,793
Nationslink Funding Corp., "A2",
Series 1998-2, 6.476%, 8/20/2030                                        9,762,000                     10,520,096
Nomura Asset Securities Corp., "A1B",
Series 1998-D6, 6.59%, 3/15/2030                                        6,000,000                      6,489,963
PNC Mortgage Acceptance Corp., "A1",
Series 2000-C1, 7.52%, 7/15/2008                                          744,014                        792,987
Prudential Securities Secured Financing Corp., "A1B",
Series 1998-C1, 6.506%, 7/15/2008                                       8,800,000                      9,440,587
Vanderbilt Mortgage Finance, "A3",
Series 2002-A, 5.58%, 3/7/2018                                            930,000                        952,742
                                                                                                     -----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $212,337,662)                                                                       208,340,944

US Government Sponsored Agencies 3.0%
Federal Home Loan Bank, 2.875%, 9/15/2006                               3,400,000                      3,387,950
Federal Home Loan Mortgage Corp., 2.375%, 2/15/2007                    35,000,000                     34,334,160
Federal National Mortgage Association, 2.5%, 6/15/2006                  2,500,000                      2,477,930
                                                                                                     -----------
Total US Government Sponsored Agencies (Cost $40,220,791)                                             40,200,040

Collateralized Mortgage Obligations 5.8%
Federal Home Loan Mortgage Corp.:
"CB", Series 2888, 4.0%, 1/15/2024                                     20,000,000                     19,846,954
"GB", Series 2907, 4.0%, 4/15/2023                                     17,791,000                     17,642,399
"HB", Series 2907, 4.0%, 7/15/2021                                     12,853,000                     12,745,578
"BC", Series 2903, 4.5%, 1/15/2018                                     11,200,000                     11,378,500
"AK", Series 2903, 5.0%, 6/15/2021                                     14,590,000                     14,972,988
                                                                                                     -----------
Total Collateralized Mortgage Obligations (Cost $77,134,720)                                          76,586,419

US Government Backed 36.6%
US Treasury Bills:
2.04%*, 4/21/2005 (b)                                                  50,000,000                     49,695,132
2.04%*, 4/21/2005 (b)                                                 152,700,000                    151,767,157
1.813%*, 1/20/2005 (b)                                                  9,425,000                      9,416,146
US Treasury Note:
1.5%, 7/31/2005                                                         8,660,000                      8,606,888
1.51%, 3/31/2006                                                        3,500,000                      3,442,852
1.625%, 9/30/2005                                                      13,600,000                     13,499,591
1.875%, 1/31/2006                                                       5,440,000                      5,387,727
2.0%, 8/31/2005                                                        28,730,000                     28,617,781
2.5%, 9/30/2006                                                        58,900,000                     58,391,516
2.51%, 10/31/2006                                                      35,180,000                     34,851,559
2.75%, 7/31/2006                                                       80,000,000                     79,743,680
3.0%, 11/15/2007                                                       42,700,000                     42,436,456
6.5%, 8/15/2005                                                           860,000                        880,929
                                                                                                     -----------
Total US Government Backed (Cost $487,766,827)                                                       486,737,414

                                                                         Shares                       Value ($)
Cash Equivalents 2.1%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $28,392,873)                                                     28,392,873                     28,392,873
                                                                                                      ----------

                                                                         % of
                                                                       Net Assets                     Value ($)
Total Investment Portfolio  (Cost $1,343,180,700)                           101.0                  1,342,426,893
Other Assets and Liabilities, Net                                            -1.0                    -13,021,151
                                                                                                   -------------
Net Assets                                                                  100.0                  1,329,405,742
                                                                                                   =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At December 31, 2004, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At December 31, 2004, open futures contracts sold short were as follows:

                                                                                                                 UNREALIZED
                                                   EXPIRATION                AGGREGATE            MARKET        APPRECIATION/
FUTURES                                               DATE      CONTRACTS  FACE VALUE ($)        VALUE ($)    (DEPRECIATION) ($)
-----------------------------------               -----------   ---------  --------------      -----------    ------------------
Australia 10 year Bond                             03/15/05        503       (41,881,713)       37,322,625         4,559,088

UK Treasury Bond                                   03/29/05        531      (113,125,312)      113,731,828          -606,516

US Treasury Note 10 year Note                      03/21/05        780       (86,546,629)       87,311,250          -764,621
                                                  -----------   ---------  -------------       -----------       -----------
TOTAL NET UNREALIZED APPRECIATION                                                                                  3,187,951
                                                                                                                 -----------

At December 31, 2004, open futures contracts purchased were as follows:

                                                                                                                 UNREALIZED
                                                   EXPIRATION                AGGREGATE            MARKET        APPRECIATION/
FUTURES                                               DATE      CONTRACTS  FACE VALUE ($)        VALUE ($)    (DEPRECIATION) ($)
-----------------------------------               -----------   ---------  --------------      -----------    ------------------
Canada 10 year Bond                                03/21/05       1302     120,484,676         121,881,500         1,396,824

Germany 10 year Bond                               03/08/05        483      77,097,488          77,856,422           758,934

Japan 10 year Bond                                 03/10/05         37      49,943,730          49,959,208            15,478
                                                  ---------      -----    ------------         -----------        ----------
TOTAL NET UNREALIZED APPRECIATION                                                                                  2,171,236
                                                                                                                  ----------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   SECURITY INCOME FUND

                                   By: Michael G. Odlum
                                       ---------------------------------------
                                       Michael G. Odlum, President

                                   Date: March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: Michael G. Odlum
                                       ---------------------------------------
                                       Michael G. Odlum, President

                                   Date: March 17, 2005

                                   By: Brenda M. Harwood
                                       ---------------------------------------
                                       Brenda M. Harwood, Treasurer

                                   Date: March 17, 2005